Fair Value Measurements (Tables)	11 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		December 31,
	Level	2020
Assets:
Marketable securities held in Trust Account	1	$414,228,281

Liabilities:
Warrant Liability – Public Warrants	1	$35,604,000
Warrant Liability – Private Placement Warrants	3	$17,990,000
FPA Liability	3	$4,225,000

Summary of warrants
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of February 6, 2020 (inception)	$—	$—	$—
Initial measurement on June 11, 2020	10,280,000	20,700,000	34,697,600
Change in fair value	6,476,400	12,420,000	18,896,400

Fair value as of December 31, 2020	$17,990,000	$35,604,000	$53,594,000

The following table presents the changes in the fair value of FPA liability:

Private Placement
Fair value as of February 6, 2020 (inception)	$—
Initial measurement on June 11, 2020	350,000
Change in fair value	3,875,000

Fair value as of December 31, 2020	$4,225,000

Summary of Gross Holding Losses and Fair Value of Held-to-Maturity Securities	The gross holding gains and fair value of
held-to-maturity
securities at December 31, 2020 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value

December 31, 2020	U.S. Treasury Securities (Mature on 1/28/2021 )	1	$414,228,281	$4,345	$414,232,626